TIMOTHY PLAN CONSERVATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 42.4%
	EQUITY - 42.4%
64,700	Timothy Plan High Dividend Stock ETF(a)	$2,492,891
99,244	Timothy Plan International ETF(a)	3,441,782
117,400	Timothy Plan US Large/Mid Cap Core ETF(a)	5,335,830
86,805	Timothy Plan US Small Cap Core ETF(a)	3,598,067
		14,868,570

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,623,225)	14,868,570

	OPEN END FUNDS — 56.8%
	EQUITY - 11.7%
258,419	Timothy Plan International Fund, Class A(a)	4,095,943

	FIXED INCOME - 45.1%
1,381,059	Timothy Plan Fixed Income Fund, Class A(a)	12,774,794
334,853	Timothy Plan High Yield Bond Fund, Class A(a)	3,047,158
		15,821,952

	TOTAL OPEN END FUNDS (Cost $20,143,268)	19,917,895

	SHORT-TERM INVESTMENT — 0.9%
	MONEY MARKET FUND - 0.9%
331,190	Fidelity Investments Money Market Government Portfolio, Class I, 3.64%(b) (Cost $331,190)	331,190

	TOTAL INVESTMENTS - 100.1% (Cost $33,097,683)	$35,117,655
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(38,190)
	NET ASSETS - 100.0%	$35,079,465

ETF	- Exchange-Traded Fund

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.